Other Current Assets (Details) - Schedule of other current assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of other current assets [Abstract]
Government institutions	$ 100	$ 128
Deposits at the Chamber of Commerce	54
Deferred offering expenses	56
Deferred expenses	197
Prepaid expenses	13	9
Other	52	36
Other current assets, total	$ 472	$ 173